Earnings Per Share - Summary of Earnings Per Share (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Profit for the year	£ 160	£ 310	£ 266
Non-controlling interest	(1)	0	(2)
Earnings attributable to equity shareholders	£ 159	£ 310	£ 264
Weighted average number of shares (millions)	754.1	755.4	777.0
Effect of dilutive share options (millions)	5.0	0.0	0.5
Weighted average number of shares (millions) for diluted earnings	759.1	755.4	777.5
Earnings per share (in pence per share)
Basic	£ 0.211	£ 0.410	£ 0.340
Diluted	£ 0.209	£ 0.410	£ 0.340